Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management compensation	$ 1,245	$ 568	$ 582
Salaries and employee benefits [Member]
Key management compensation	500	517	520
Share-based compensation [Member]
Key management compensation	$ 745	$ 51	$ 62